Fair value measurement - Hierarchy of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	$ 110,072	$ 125,586
Contingent consideration liability	28,271	21,614	$ 16,905	$ 17,718
Financial obligations	635,979	690,964
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Financial obligations	0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	110,072	125,586
Contingent consideration liability	28,271	21,614
Financial obligations	635,979	690,964
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [line Items]
Fair value of account receivable (subject to provisional pricing)	0	0
Contingent consideration liability	0	0
Financial obligations	$ 0	$ 0